Other long-term debt (Tables) - Other Long-Term Debt [Member]	12 Months Ended
Dec. 31, 2022
Other Long-term debt
Schedule of other long-term debt

	December 31,	December 31,
	2021	2022
	US$	US$
Senior notes
June 2022 Senior notes due on June 29, 2022 at 12.00% per annum	78,997,031	79,646,560
September 2023 Senior notes due on September 17, 2023 at 14.50% per annum	253,096,367	249,723,695
October 2023 notes due on October 15, 2023 at 14.20% per annum	132,576,797	131,475,779
January 2024 notes due on January 25, 2024 at 14.00% per annum	262,064,363	260,540,750

Corporate bonds
Due November 13, 2025 at 8.35% per annum	27,747,400	25,257,603
Due Januray 4, 2026 at 8.35% per annum	15,347,334	14,049,622

Loan from Ping An Trust Co., Ltd
Due May 31. 2022 at 12.80% per annum	35,603,934	20,898,544

Loan from China Huarong Asset Management Co., Ltd
Due April 20, 2022 at 12.00% per annum	42,348,291	32,880,567
Due November 27, 2022 at 12.00% per annum	20,857,318	19,093,702

Loan from Chang An International Trust Co., Ltd
Due December 10, 2023 at 9.00% per annum	169,393,164	155,069,925

Loan from Min Sheng Finance Lease Co., Ltd
Due July 15, 2023 at 5.85% per annum	6,452,550	4,842,975

Loan from Daye Trust Co., Ltd
Due August 31, 2022 at 11.50% per annum	94,107,314	86,149,958
Due October 16, 2022 at 14.50% per annum	34,506,015	28,716,653

Loan from Hubei Tian Qian Asset Management Co., Ltd
Due July 14, 2022 at 13.00% per annum	35,989,774	22,973,322

Loan from China Minsheng Trust Co., Ltd
Due January 22, 2023 at 10.00% per annum	15,684,552	—

Loan from Qingdao Xifa Commercial Factoring Co., Ltd
Due June 20,2023 at 9.00% per annum	—	43,074,979

Loan from Qingdao Haifa Finance Leasing Co., Ltd
Due January 24,2024 at 9.00% per annum	—	1,952,732

Loan from Qingdao West Coast Small Loan Co., Ltd
Due January 24,2024 at 9.00% per annum	—	4,307,498

Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd
Due May 20,2024 at 9.00% per annum	—	35,895,816

Loan from Zhengzhou Jinshui Construction Comprehensive Development General Company
Due August 30,2025 at 2.80% to 3.00% per annum	—	7,753,496

Loan from China Development Bank Henan Branch
Due August 30,2025 at 2.80% to 7.00% per annum	—	85,575,625

Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd
Due August 30,2025 at 2.80% to 3.20% per annum	—	143,583

Loan from Kent EB-5 LLC
Due January 23, 2022 at 5.95% per annum	41,928,898	—

Loan from 135-35 NORTHERN BLVD 1&2 LLC
Due May 1, 2021 at 8.5% per annum	30,000,000	—

Loan from Ares Management
Due January 12, 2024 at 10.05% per annum	120,000,000	82,144,392

Loan from Kriss Capital LLC
Due April 4, 2023 at 7.50% per annum	—	36,137,739

Loan from Mezzanine Loan
Due October 4, 2023 at 10.30% per annum	—	5,500,000

Loan from Mezzanine Loan
Due October 4, 2023 at 10.30% per annum	—	34,425,000

Total principal of other long-term debt	1,416,701,102	1,468,230,517
Less: current portion of other long-term debt	(1,141,600,901)	(1,209,149,107)
Total other long-term debt	275,100,201	259,081,410

Schedule of maturities

As of December 31, 2022, the contractual maturities of these debts are as follows:

Year	Amount
US$
2023	1,209,149,107
2024	203,088,187
2025	55,993,223
2026	—
2027 and thereafter	—
Less: current portion of other long term debt	(1,209,149,107)
Total: Other long-term debt	259,081,410